Income taxes and deferred taxes - Additional information (Details) - EUR (€)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Income taxes and deferred taxes
Income tax paid or payable by subsidiaries	€ 800,000	€ 1,600,000
Liability for uncertain tax positions	276,000	69,000
Current tax liability	4,475,000	€ 3,654,000
Uncertain tax positions	2,200,000
Income tax liability	2,300,000
Increase in current tax liability	€ 2,200,000